Summary of significant accounting policies - Additional information (Details)		6 Months Ended
	Apr. 01, 2019	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)
Accounting Policies [Line Items]
Sales		$ 3,097,876
Operating expenses		3,176,450
Net income (Loss)		78,962
Restricted cash		1,100,000		$ 600,000
Cash maintained with People's Republic of China of which no deposits are covered by insurance		$ 5,320,357		$ 4,918,183
Exchange rates (per RMB1)		0.1490		0.1456
Applicable VAT rate		13% or 17%
Tax Rate	9% or 13%	12% or 16%
IPO
Accounting Policies [Line Items]
Restricted cash		$ 600,000
Private placement
Accounting Policies [Line Items]
Restricted cash		500,000
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses		$ 114,669	$ 77,910
Average
Accounting Policies [Line Items]
Exchange rates (per RMB1)		0.1464	0.1542